UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10345

Nuveen Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Dividend Advantage Municipal Fund 3 (NZF)
	July 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 150.6% (99.6% of Total Investments)
	Alabama – 1.6% (1.1% of Total Investments)
$ 3,500	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	Aa1	$ 3,565,905
	2006C-2, 5.000%, 11/15/36 (UB)
5,655	Alabama State Port Authority, Revenue Bonds, State Docks Department Facilities, Series 2001,	10/11 at 100.00	A (4)	5,951,718
	5.250%, 10/01/26 (Pre-refunded 10/01/11) – AMBAC Insured (Alternative Minimum Tax)
9,155	Total Alabama			9,517,623
	Alaska – 0.1% (0.1% of Total Investments)
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	646,630
	Series 2006A, 5.000%, 6/01/46
	Arizona – 1.0% (0.7% of Total Investments)
3,390	Arizona State Transportation Board, Highway Revenue Bonds, Series 2006, 13.143%, 7/01/16 (IF)	No Opt. Call	AAA	3,989,623
2,200	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A	1,961,344
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
5,590	Total Arizona			5,950,967
	Arkansas – 0.7% (0.4% of Total Investments)
	Sebastian County Health Facilities Board, Arkansas, Hospital Revenue Improvement Bonds, Sparks
	Regional Medical Center, Series 2001A:
1,805	5.500%, 11/01/13	11/11 at 101.00	N/R	1,937,649
1,900	5.500%, 11/01/14	11/11 at 101.00	N/R	2,039,631
3,705	Total Arkansas			3,977,280
	California – 13.5% (8.9% of Total Investments)
	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist
	Health System/West, Series 2003A:
2,065	5.000%, 3/01/28	3/13 at 100.00	A	2,065,413
140	5.000%, 3/01/33	3/13 at 100.00	A	135,395
3,400	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	3,587,544
	Series 2009B, 5.500%, 10/01/39
2,900	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	Aa3	2,791,946
	5.000%, 11/15/42 (UB)
5,000	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	5,061,900
	LLC, Series 2001A, 5.550%, 8/01/31
5,355	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	No Opt. Call	Aa3	6,266,100
	Option Bond Trust 3175, 13.378%, 5/15/14 (IF)
18,850	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 – NPFG	12/10 at 100.00	AA	18,859,048
	Insured (Alternative Minimum Tax)
	Ceres Unified School District, Stanislaus County, California, General Obligation Bonds,
	Series 2002B:
2,180	0.000%, 8/01/31 – FGIC Insured	8/12 at 32.87	A+	550,646
3,300	0.000%, 8/01/32 – FGIC Insured	8/12 at 30.97	A+	777,348
11,865	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BBB	7,660,756
	Bonds, Series 2007A-1, 5.125%, 6/01/47
	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding
	Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2001:
12,280	5.750%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	A–	12,736,816
5,000	5.375%, 1/01/21 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	A–	5,071,700
1,500	5.250%, 1/01/23 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	A–	1,512,990
10,000	5.500%, 1/01/32 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	A–	10,037,400
10,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	A	1,405,700
	Refunding Bonds, Series 1997A, 0.000%, 1/15/35 – NPFG Insured
3,000	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aaa	983,910
	2006C, 0.000%, 9/01/30 – NPFG Insured
96,835	Total California			79,504,612
	Colorado – 6.1% (4.0% of Total Investments)
2,250	Canterberry Crossing Metropolitan District II, Parker, Colorado, Limited Tax General	12/12 at 100.00	N/R (4)	2,552,558
	Obligation Bonds, Series 2002, 7.375%, 12/01/32 (Pre-refunded 12/01/12)
1,565	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle	3/13 at 100.00	N/R (4)	1,800,141
	Creek Education Center, Series 2002A, 7.625%, 3/15/32 (Pre-refunded 3/15/13)
1,775	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld	6/11 at 100.00	Ba1	1,878,465
	County School District 6 - Frontier Academy, Series 2001, 7.375%, 6/01/31
	(Pre-refunded 6/01/11)
3,220	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks	5/16 at 102.00	N/R	2,830,348
	Academy, Series 2006A, 5.400%, 5/01/26
3,380	Colorado Housing Finance Authority, Multifamily Project Bonds, Class I, Series 2001A-1,	10/11 at 100.00	AAA	3,400,990
	5.500%, 4/01/31 (Alternative Minimum Tax)
5,000	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds,	12/17 at 100.00	N/R	3,957,850
	Series 2007, 5.600%, 12/01/34 – RAAI Insured
3,300	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006, 5.000%, 11/15/24 –	11/16 at 100.00	A+	3,503,445
	FGIC Insured
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006:
5,365	5.000%, 11/15/23 – FGIC Insured (UB)	11/16 at 100.00	A+	5,727,567
4,335	5.000%, 11/15/25 – FGIC Insured (UB)	11/16 at 100.00	A+	4,572,558
2,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,	11/11 at 100.00	A+	2,097,680
	5.500%, 11/15/16 – FGIC Insured (Alternative Minimum Tax)
	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds,
	Series 2007:
950	5.125%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	831,374
2,000	5.250%, 12/01/36 – RAAI Insured	12/17 at 100.00	N/R	1,664,700
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R	1,042,720
	8.000%, 12/01/25
36,140	Total Colorado			35,860,396
	Delaware – 0.2% (0.1% of Total Investments)
1,055	Delaware Housing Authority, Multifamily Mortgage Revenue Bonds, Series 2001A, 5.400%, 7/01/24	7/12 at 100.00	Aa3	1,092,009
	District of Columbia – 0.8% (0.5% of Total Investments)
1,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,351,901
	Tender Option Bond Trust 1606, 11.356%, 10/01/30 – AMBAC Insured (IF)
3,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	3,377,221
	Tender Option Bond Trust 1730, 11.352%, 10/01/30 – AMBAC Insured (IF)
4,670	Total District of Columbia			4,729,122
	Florida – 2.1% (1.4% of Total Investments)
	Orange County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Oak Glen
	Apartments, Series 2001G:
1,105	5.400%, 12/01/32 – AGM Insured	12/11 at 100.00	AAA	1,111,133
2,195	5.450%, 12/01/41 – AGM Insured	12/11 at 100.00	AAA	2,205,756
2,775	Pace Property Finance Authority Inc., Florida, Utility System Improvement and Revenue	9/10 at 100.00	N/R	2,777,165
	Refunding Bonds, Series 1997, 5.250%, 9/01/17 – AMBAC Insured
5,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	5,411,796
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
1,000	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	N/R	828,110
	6.650%, 5/01/40
12,530	Total Florida			12,333,960
	Georgia – 2.3% (1.5% of Total Investments)
5,000	Atlanta, Georgia, Airport General Revenue Bonds, Series 2000B, 5.625%, 1/01/30 – FGIC Insured	1/11 at 100.50	A+	5,037,400
	(Alternative Minimum Tax)
2,700	Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station Project, Series 2001, 7.900%,	12/11 at 101.00	AAA	3,001,158
	12/01/24 (Pre-refunded 12/01/11)
2,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	7/17 at 100.00	N/R	1,261,900
	Lenbrook Square Project, Series 2006A, 5.125%, 7/01/42
3,740	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	5/11 at 100.00	N/R (4)	3,888,590
	Northeast Georgia Health Services Inc., Series 2001, 5.500%, 5/15/31 (Pre-refunded 5/15/11)
500	Gainesville Redevelopment Authority, Georgia, Educational Facilities Revenue Bonds, Riverside	3/17 at 100.00	N/R	340,980
	Military Academy Project, Series 2007, 5.125%, 3/01/37
13,940	Total Georgia			13,530,028
	Illinois – 16.2% (10.7% of Total Investments)
8,375	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A, 5.500%, 1/01/19 – AGM Insured	1/11 at 101.00	AAA	8,519,134
	(Alternative Minimum Tax)
4,950	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International	1/11 at 101.00	A2	4,950,099
	Airport, Series 2001A, 5.375%, 1/01/32 – AMBAC Insured (Alternative Minimum Tax)
2,220	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2001A, 5.500%,	No Opt. Call	Aa3	2,559,793
	1/01/16 – NPFG Insured
10,000	Chicago, Illinois, Senior Lien Water Revenue Bonds, Series 2001, 5.000%, 11/01/26	11/11 at 100.00	Aa2 (4)	10,588,300
	(Pre-refunded 11/01/11) – AMBAC Insured
1,165	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A1	1,159,513
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
8,875	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	9,376,704
2,415	Illinois Finance Authority, General Obligation Debt Certificates, Local Government Program –	12/14 at 100.00	A1	2,470,062
	Kankakee County, Series 2005B, 5.000%, 12/01/24 – AMBAC Insured
3,385	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	BBB	3,138,809
	5.500%, 8/01/37
9,000	Illinois Health Facilities Authority, Revenue Bonds, Covenant Retirement Communities Inc.,	12/11 at 101.00	BBB–	8,801,280
	Series 2001, 5.875%, 12/01/31
15,000	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series	7/11 at 100.00	Baa3 (4)	15,777,900
	2001A, 6.125%, 7/01/31 (Pre-refunded 7/01/11)
5,000	Lake County School District 38, Big Hallow, Illinois, General Obligation Bonds, Series 2005,	No Opt. Call	N/R	2,807,150
	0.000%, 2/01/22 – AMBAC Insured
7,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	5,705,350
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
16,900	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	12/10 at 100.50	AAA	17,079,478
	Project, Series 1999A, 5.250%, 12/15/28 – FGIC Insured
2,265	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AAA	2,589,348
	Expansion Project, Series 1998A, 5.500%, 6/15/29 – FGIC Insured
96,550	Total Illinois			95,522,920
	Indiana – 5.9% (3.9% of Total Investments)
	Clark-Pleasant Community School Building Corporation, Indiana, First Mortgage Bonds,
	Series 2001:
1,255	5.000%, 7/15/21 (Pre-refunded 1/15/12) – AMBAC Insured	1/12 at 100.00	AA+ (4)	1,340,829
1,000	5.000%, 1/15/26 (Pre-refunded 1/15/12) – AMBAC Insured	1/12 at 100.00	AA+ (4)	1,068,390
	Evansville Vanderburgh Public Library Lease Corporation, Indiana, First Mortgage Bonds,
	Series 2001:
2,000	5.750%, 7/15/18 (Pre-refunded 1/15/12) – MBIA Insured	1/12 at 100.00	A+ (4)	2,158,580
2,750	5.125%, 1/15/24 (Pre-refunded 1/15/12) – MBIA Insured	1/12 at 100.00	A+ (4)	2,943,050
1,250	Hamilton Southeastern Cumberland Campus School Building Corporation, Indiana, First Mortgage	1/12 at 100.00	A (4)	1,337,750
	Bonds, Series 2001, 5.125%, 1/15/23 (Pre-refunded 1/15/12) – AMBAC Insured
9,500	Indiana Educational Facilities Authority, Revenue Bonds, Butler University, Series 2001,	2/11 at 100.00	A	9,634,805
	5.500%, 2/01/26 – NPFG Insured
4,230	Indiana Finance Authority, Educational Facilities Revenue Bonds, Tudor Park Foundation, Series	6/15 at 100.00	Aa3	4,444,461
	2005B, 5.000%, 6/01/24
2,600	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	A	2,479,152
	Series 2005A, 5.000%, 5/01/35 – AMBAC Insured
3,500	University of Southern Indiana, Student Fee Bonds, Series 2001H, 5.000%, 10/01/21 –	10/11 at 100.00	A1	3,560,690
	AMBAC Insured
	Vigo County, Indiana, Hospital Authority, Union Hospital, Revenue Bonds, Series 2007:
2,500	5.750%, 9/01/42	9/17 at 100.00	N/R	2,314,625
2,500	5.800%, 9/01/47	9/17 at 100.00	N/R	2,307,950
1,090	Wayne County Jail Holding Corporation, Indiana, First Mortgage Bonds, Series 2001, 5.500%,	1/13 at 101.00	A1 (4)	1,230,076
	7/15/22 (Pre-refunded 1/15/13) – AMBAC Insured
34,175	Total Indiana			34,820,358
	Iowa – 5.4% (3.5% of Total Investments)
2,000	Iowa Finance Authority, Healthcare Revenue Bonds, Great River Medical Center, Series 2001,	5/11 at 100.00	Aa3	2,004,600
	5.250%, 5/15/31 – AGM Insured
1,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	723,530
	5.625%, 6/01/46
	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,
	Series 2001B:
23,665	5.300%, 6/01/25 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	24,738,918
3,950	5.600%, 6/01/35 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	4,163,221
30,615	Total Iowa			31,630,269
	Kansas – 0.3% (0.2% of Total Investments)
	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement,
	Series 2007B:
1,000	5.125%, 5/15/37	5/14 at 103.00	N/R	799,810
1,000	5.125%, 5/15/42	5/14 at 103.00	N/R	782,970
2,000	Total Kansas			1,582,780
	Kentucky – 3.4% (2.2% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AAA	1,091,510
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/42 – AGC Insured
18,500	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage	11/11 at 101.00	AA–	18,938,820
	System Revenue Bonds, Series 2001A, 5.125%, 5/15/27 – NPFG Insured
19,500	Total Kentucky			20,030,330
	Louisiana – 4.4% (2.9% of Total Investments)
3,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BB+	3,113,430
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
3,700	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	3,490,469
	Series 2007A, 5.500%, 5/15/47
19,890	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	19,602,788
	Series 2001B, 5.875%, 5/15/39
26,590	Total Louisiana			26,206,687
	Maine – 1.1% (0.7% of Total Investments)
	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2001B:
4,610	5.400%, 11/15/21 (Alternative Minimum Tax)	11/10 at 100.00	AA+	4,621,709
1,610	5.500%, 11/15/32 (Alternative Minimum Tax)	11/10 at 100.00	AA+	1,612,238
6,220	Total Maine			6,233,947
	Maryland – 2.5% (1.7% of Total Investments)
1,000	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007B,	4/17 at 100.00	N/R	766,280
	5.250%, 4/01/37
1,570	Maryland Community Development Administration, Insured Multifamily Housing Mortgage Loan	7/11 at 100.00	Aa2	1,582,042
	Revenue Bonds, Series 2001B, 5.250%, 7/01/21 (Alternative Minimum Tax)
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	1,474,580
	Center, Series 2006A, 5.000%, 12/01/31
10,600	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/10 at 100.00	N/R	10,604,770
	7.400%, 9/01/19 (Alternative Minimum Tax)
555	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	A–	518,137
	Retirement Community, Series 2007, 4.750%, 7/01/34
15,725	Total Maryland			14,945,809
	Massachusetts – 2.9% (1.9% of Total Investments)
1,375	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/12 at 102.00	N/R	1,173,755
	5.250%, 10/01/26
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BB–	778,590
	Project, Series 2005D, 5.250%, 7/01/30
1,600	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	1,655,744
	University Issue, Series 2009A, 5.750%, 7/01/39
4,860	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2008, Trust	No Opt. Call	AA	5,400,189
	3145, 15.134%, 6/01/16 (IF)
5,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	1/11 at 101.00	N/R	4,695,050
	2001A, 5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)
3,465	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AAA	3,439,324
	8/01/46 – AGM Insured (UB)
17,300	Total Massachusetts			17,142,652
	Michigan – 9.5% (6.3% of Total Investments)
15,000	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	No Opt. Call	AAA	16,829,850
	Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – AGM Insured (UB)
2,000	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital	8/17 at 100.00	N/R	1,360,960
	Obligated Group, Series 2007A, 5.000%, 8/15/38
11,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A,	7/11 at 101.00	AA (4)	11,653,510
	5.500%, 1/15/31 (Pre-refunded 7/15/11)
1,165	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I,	10/11 at 100.00	Aa3	1,212,975
	5.500%, 10/15/18
70	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I, 5.500%,	10/11 at 100.00	A+ (4)	74,402
	10/15/18 (Pre-refunded 10/15/11)
1,355	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/10 at 100.00	Ba3	1,308,076
	Obligated Group, Series 1998A, 5.250%, 8/15/23
3,210	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sisters of Mercy	No Opt. Call	A (4)	3,424,717
	Health Corporation, Series 1993P, 5.375%, 8/15/14 – MBIA Insured (ETM)
	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sparrow Obligated
	Group, Series 2001:
1,400	5.500%, 11/15/21 (Pre-refunded 11/15/11)	11/11 at 101.00	A+ (4)	1,505,434
2,500	5.625%, 11/15/31 (Pre-refunded 11/15/11)	11/11 at 101.00	A+ (4)	2,692,300
3,500	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	3,501,645
	2006A, 5.000%, 12/01/31 (UB)
12,640	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	11/11 at 100.00	A1	12,307,189
	Hospital, Series 2001M, 5.250%, 11/15/31 – NPFG Insured
53,840	Total Michigan			55,871,058
	Minnesota – 0.6% (0.4% of Total Investments)
2,230	Dakota County Community Development Agency, Minnesota, GNMA Collateralized Multifamily	10/11 at 105.00	Aaa	2,330,885
	Housing Revenue Bonds, Rose Apartments Project, Series 2001, 6.350%, 10/20/37
	(Alternative Minimum Tax)
1,375	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp	8/16 at 100.00	N/R	1,223,173
	Project, Series 2007-1, 5.000%, 8/01/36
3,605	Total Minnesota			3,554,058
	Mississippi – 0.9% (0.6% of Total Investments)
2,155	Mississippi Business Finance Corporation, GNMA Collateralized Retirement Facility Mortgage	11/10 at 102.00	AAA	2,176,550
	Revenue Refunding Bonds, Aldersgate Retirement Community Inc. Project, Series 1999A,
	5.450%, 5/20/34
3,000	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	3,093,690
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
5,155	Total Mississippi			5,270,240
	Missouri – 3.0% (2.0% of Total Investments)
1,495	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/17 at 100.00	N/R	1,333,914
	Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/36
1,000	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional	12/17 at 100.00	N/R	767,300
	Medical Center, Series 2007, 5.000%, 12/01/32
1,825	Fenton, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Gravois Bluffs	10/12 at 100.00	N/R (4)	2,031,681
	Redevelopment Project, Series 2002, 6.125%, 10/01/21 (Pre-refunded 10/01/12)
	Missouri Development Finance Board, Cultural Facilities Revenue Bonds, Nelson Gallery
	Foundation, Series 2001A:
3,335	5.250%, 12/01/19 (Pre-refunded 12/01/11) – NPFG Insured	12/11 at 100.00	AA– (4)	3,554,543
3,510	5.250%, 12/01/20 (Pre-refunded 12/01/11) – NPFG Insured	12/11 at 100.00	AA– (4)	3,741,063
3,695	5.250%, 12/01/21 (Pre-refunded 12/01/11) – NPFG Insured	12/11 at 100.00	AA– (4)	3,938,242
2,040	5.250%, 12/01/22 (Pre-refunded 12/01/11) – NPFG Insured	12/11 at 100.00	AA– (4)	2,174,293
16,900	Total Missouri			17,541,036
	Montana – 0.8% (0.5% of Total Investments)
5,000	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series	7/11 at 100.50	B	4,646,250
	2000, 8.000%, 7/01/20 (Alternative Minimum Tax)
	Nebraska – 0.7% (0.5% of Total Investments)
	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2001D:
1,055	5.250%, 9/01/21 (Alternative Minimum Tax)	9/11 at 100.00	AAA	1,075,657
1,390	5.375%, 9/01/32 (Alternative Minimum Tax)	9/11 at 100.00	AAA	1,436,635
1,005	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AA+	1,592,423
	City 2, Series 2006A, 19.811%, 8/01/40 – AMBAC Insured (IF)
3,450	Total Nebraska			4,104,715
	Nevada – 2.7% (1.8% of Total Investments)
10,000	Clark County, Nevada, Airport Revenue Bonds, Subordinte Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	10,693,100
2,000	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/11 at 100.00	N/R	479,420
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured (5)
4,000	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/12 at 100.00	N/R	8,800
	Monorail Project, Second Tier, Series 2000, 7.375%, 1/01/40 (5)
165	Nevada Housing Division, Single Family Mortgage Bonds, Senior Series 1998A-1, 5.300%, 4/01/18	10/10 at 100.00	Aaa	170,191
	(Alternative Minimum Tax)
4,290	University of Nevada, Revenue Bonds, Community College System, Series 2001A, 5.250%, 7/01/26	1/12 at 100.00	Aa2 (4)	4,590,858
	(Pre-refunded 1/01/12) – FGIC Insured
20,455	Total Nevada			15,942,369
	New Hampshire – 0.3% (0.2% of Total Investments)
2,000	New Hampshire Health and Education Authority, Hospital Revenue Bonds, Concord Hospital, Series	10/11 at 101.00	Aa3	2,051,260
	2001, 5.500%, 10/01/21 – AGM Insured
	New Jersey – 4.6% (3.0% of Total Investments)
10,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water	11/12 at 101.00	A2	10,002,100
	Company, Series 2002A, 5.250%, 11/01/32 – AMBAC Insured (Alternative Minimum Tax)
610	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	503,848
	Series 2003, 5.500%, 7/01/33
4,125	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	Aa3	4,558,826
	Grants, Series 2002A, 5.500%, 9/15/13 – AMBAC Insured
12,970	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	AA–	3,431,473
	Appreciation Series 2010A, 0.000%, 12/15/33
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AA–	7,197,400
	0.000%, 12/15/28 – AMBAC Insured
2,045	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	1,449,107
	Series 2007-1A, 4.750%, 6/01/34
49,750	Total New Jersey			27,142,754
	New York – 4.5% (3.0% of Total Investments)
900	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	787,635
	Schools, Series 2007A, 5.000%, 4/01/32
	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,275	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,307,028
3,400	0.000%, 7/15/44	No Opt. Call	BBB–	315,486
1,780	East Rochester Housing Authority, New York, GNMA Secured Revenue Bonds, Gates Senior Housing	10/11 at 101.00	AAA	1,809,441
	Inc., Series 2001, 5.300%, 4/20/31
5,010	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	4,620,422
	2/15/47 – NPFG Insured
4,155	Monroe County Airport Authority, New York, Revenue Refunding Bonds, Greater Rochester	No Opt. Call	A	4,437,706
	International Airport, Series 1999, 5.750%, 1/01/13 – NPFG Insured (Alternative Minimum Tax)
8,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B–	8,321,040
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
1,715	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.625%, 8/01/20 –	8/12 at 100.00	AA	1,857,156
	MBIA Insured
785	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.625%, 8/01/20	8/12 at 100.00	AA (4)	868,705
	(Pre-refunded 8/01/12) – MBIA Insured
2,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/11 at 100.00	AA–	2,067,380
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/16
29,020	Total New York			26,391,999
	North Carolina – 1.1% (0.8% of Total Investments)
1,710	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	1,773,561
	Bonds, Series 2008, Trust 1149, 14.719%, 7/15/32 (IF)
1,200	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds,	1/17 at 100.00	AA–	1,227,876
	Carolinas Health Care, Series 2007A, 5.000%, 1/15/31
1,750	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AAA	2,031,838
	Carolinas Healthcare System, Series 2005A, 4.875%, 1/15/32 (Pre-refunded 1/15/15)
515	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.500%,	No Opt. Call	A (4)	574,395
	1/01/13 (ETM)
1,085	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A,	No Opt. Call	A	1,201,963
	5.500%, 1/01/13
6,260	Total North Carolina			6,809,633
	Ohio – 0.8% (0.5% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
3,140	5.125%, 6/01/24	6/17 at 100.00	BBB	2,633,078
710	5.875%, 6/01/30	6/17 at 100.00	BBB	560,517
685	5.750%, 6/01/34	6/17 at 100.00	BBB	512,668
1,570	5.875%, 6/01/47	6/17 at 100.00	BBB	1,112,738
6,105	Total Ohio			4,819,001
	Oklahoma – 2.0% (1.3% of Total Investments)
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
4,370	5.000%, 2/15/37	2/17 at 100.00	A	4,288,019
955	5.000%, 2/15/42	2/17 at 100.00	A	925,519
6,305	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	6,338,795
	System, Series 2006, 5.000%, 12/15/36 (UB)
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	88,858
	System, Series 2008, Trust 3500, 8.350%, 6/15/30 (IF)
11,718	Total Oklahoma			11,641,191
	Oregon – 2.5% (1.7% of Total Investments)
4,700	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds,	11/11 at 101.00	AA–	4,817,594
	PeaceHealth Project, Series 2001, 5.250%, 11/15/21 – AMBAC Insured
10,000	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Series	1/11 at 100.00	Aaa	10,006,600
	2000A, 6.050%, 7/01/42 (Alternative Minimum Tax) (UB)
14,700	Total Oregon			14,824,194
	Pennsylvania – 1.7% (1.1% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn
	Allegheny Health System, Series 2000B:
2,000	9.250%, 11/15/22 (Pre-refunded 11/15/10)	11/10 at 102.00	AAA	2,092,040
2,000	9.250%, 11/15/30 (Pre-refunded 11/15/10)	11/10 at 102.00	AAA	2,092,040
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	441,130
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
3,500	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue	1/11 at 100.00	CC	1,974,735
	Bonds, Northampton Generating Project, Series 1994A, 6.600%, 1/01/19 (Alternative
	Minimum Tax)
3,205	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	Aa2 (4)	3,542,198
	8/01/16 (Pre-refunded 8/01/12) – FGIC Insured
11,205	Total Pennsylvania			10,142,143
	Puerto Rico – 0.4% (0.3% of Total Investments)
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A,	8/17 at 100.00	Aa2	2,523,900
	5.250%, 8/01/57
	Tennessee – 1.8% (1.2% of Total Investments)
3,680	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 30.07	A–	580,851
	Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/41
5,210	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001A,	3/11 at 100.00	AAA	5,324,881
	5.500%, 3/01/14 – AGM Insured (Alternative Minimum Tax)
275	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	257,227
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
800	5.500%, 11/01/37 (6)	11/17 at 100.00	N/R	688,560
2,800	5.500%, 11/01/46 (6)	11/17 at 100.00	N/R	2,409,960
745	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 1998-2, 5.350%,	1/11 at 100.00	AA+	745,440
	7/01/23 (Alternative Minimum Tax)
760	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2001-3A, 5.200%,	7/11 at 100.00	AA+	764,917
	7/01/22 (Alternative Minimum Tax)
14,270	Total Tennessee			10,771,836
	Texas – 21.3% (14.1% of Total Investments)
5,445	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	5,415,161
	4.250%, 8/15/36 (UB)
595	Brushy Creek Municipal Utility District, Williamson County, Texas, Combination Unlimited Tax	12/10 at 100.00	Aa3	597,398
	and Revenue Refunding Bonds, Series 2001, 5.125%, 6/01/26 – AGM Insured
	Collins and Denton Counties, Frisco, Texas, General Obligation Bonds, Series 2001:
1,910	5.000%, 2/15/20 – FGIC Insured	2/11 at 100.00	Aa1	1,959,335
2,005	5.000%, 2/15/21 – FGIC Insured	2/11 at 100.00	Aa1	2,056,789
3,850	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	A+	3,871,830
	Series 2001A, 5.500%, 11/01/35 – NPFG Insured (Alternative Minimum Tax)
5,000	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A,	9/14 at 100.00	N/R	5,034,750
	7.000%, 9/01/25
4,040	Harris County, Texas, Tax and Revenue Certificates of Obligation, Series 2001, 5.000%, 8/15/27	8/11 at 100.00	AAA	4,240,142
6,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001B,	No Opt. Call	N/R (4)	7,365,180
	5.500%, 12/01/29 – MBIA Insured (ETM)
7,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 1998B, 5.250%, 7/01/14 –	1/11 at 100.00	A	7,017,220
	NPFG Insured (Alternative Minimum Tax)
	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2001A:
2,525	5.500%, 7/01/13 – FGIC Insured (Alternative Minimum Tax)	1/12 at 100.00	A	2,674,758
2,905	5.500%, 7/01/14 – FGIC Insured (Alternative Minimum Tax)	1/12 at 100.00	A	3,077,296
14,200	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	14,478,462
	2007A, 4.750%, 8/01/43 (UB)
	Jefferson County Health Facilities Development Corporation, Texas, FHA-Insured Mortgage
	Revenue Bonds, Baptist Hospital of Southeast Texas, Series 2001:
8,500	5.400%, 8/15/31 – AMBAC Insured	8/11 at 100.00	N/R	8,595,795
8,500	5.500%, 8/15/41 – AMBAC Insured	8/11 at 100.00	N/R	8,515,895
3,090	Laredo Independent School District, Webb County, Texas, General Obligation Refunding Bonds,	8/11 at 100.00	AAA	3,198,366
	Series 2001, 5.000%, 8/01/25
7,610	Laredo Independent School District, Webb County, Texas, General Obligation Refunding Bonds,	8/11 at 100.00	N/R (4)	7,975,584
	Series 2001, 5.000%, 8/01/25 (Pre-refunded 8/01/11)
8,000	Lower Colorado River Authority, Texas, Transmission Contract Refunding Revenue Bonds, LCRA	5/20 at 100.00	A	8,227,200
	Transmission Services Corporation Project, Refunding & Improvement Series 2010,
	5.000%, 5/15/40
2,500	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	No Opt. Call	A3	2,449,025
	Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (Alternative
	Minimum Tax)
3,150	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A3	3,303,752
	5.750%, 1/01/38
3,045	Port of Houston Authority, Harris County, Texas, General Obligation Port Improvement Bonds,	10/11 at 100.00	AAA	3,127,611
	Series 2001B, 5.500%, 10/01/17 – FGIC Insured (Alternative Minimum Tax)
7,700	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	7,742,504
	Texas Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
9,135	Texas Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, Series	7/11 at 100.00	AAA	9,136,005
	2001A, 5.350%, 7/01/33 (Alternative Minimum Tax)
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
9,110	0.000%, 8/15/37	8/15 at 31.98	AAA	2,257,731
9,110	0.000%, 8/15/40	8/15 at 27.11	AAA	1,905,448
7,110	0.000%, 8/15/44	8/15 at 21.88	AAA	1,196,542
142,035	Total Texas			125,419,779
	Utah – 0.4% (0.3% of Total Investments)
	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001E:
750	5.200%, 1/01/18 (Alternative Minimum Tax)	7/11 at 100.00	AA–	758,753
245	5.500%, 1/01/23 (Alternative Minimum Tax)	7/11 at 100.00	Aaa	252,397
	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001F-1:
1,155	4.950%, 7/01/18 (Alternative Minimum Tax)	7/11 at 100.00	AA–	1,181,669
365	5.300%, 7/01/23 (Alternative Minimum Tax)	7/11 at 100.00	Aaa	372,902
2,515	Total Utah			2,565,721
	Virginia – 0.2% (0.1% of Total Investments)
1,000	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr	12/15 at 100.00	N/R	928,880
	Village, Series 2005, 5.375%, 12/01/28
	Washington – 15.8% (10.5% of Total Investments)
	Bellingham Housing Authority, Washington, Housing Revenue Bonds, Varsity Village Project,
	Series 2001A:
1,000	5.500%, 12/01/27 – NPFG Insured	12/11 at 100.00	Aa3	1,016,140
2,000	5.600%, 12/01/36 – NPFG Insured	12/11 at 100.00	Aa3	2,018,520
2,500	King County, Washington, Sewer Revenue Bonds, Series 2009, 5.250%, 1/01/42	1/19 at 100.00	AA+	2,705,650
12,955	Port of Seattle, Washington, Passenger Facility Charge Revenue Bonds, Series 1998A, 5.300%,	12/10 at 100.00	A	13,040,114
	12/01/16 – AMBAC Insured (Alternative Minimum Tax)
	Port of Seattle, Washington, Revenue Bonds, Series 2001B:
2,535	5.625%, 4/01/18 – FGIC Insured (Alternative Minimum Tax) (UB)	10/11 at 100.00	Aa2	2,650,571
16,000	5.100%, 4/01/24 – FGIC Insured (Alternative Minimum Tax) (UB)	10/10 at 100.00	Aa2	16,005,280
1,440	Public Utility District 1, Benton County, Washington, Electric Revenue Refunding Bonds, Series	11/11 at 100.00	N/R (4)	1,535,256
	2001A, 5.625%, 11/01/15 (Pre-refunded 11/01/11) – AGM Insured
650	Public Utility District 1, Benton County, Washington, Electric Revenue Refunding Bonds, Series	11/11 at 100.00	Aa3	686,634
	2001A, 5.625%, 11/01/15 – AGM Insured
4,235	Seattle, Washington, Municipal Light and Power Revenue Refunding and Improvement Bonds, Series	3/11 at 100.00	AAA	4,365,777
	2001, 5.500%, 3/01/18 (Pre-refunded 3/01/11) – AGM Insured
1,445	Seattle, Washington, Municipal Light and Power Revenue Refunding and Improvement Bonds, Series	3/11 at 100.00	AAA	1,481,255
	2001, 5.500%, 3/01/18 – AGM Insured
4,530	Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds, Series 2001, 5.250%, 12/01/21	12/11 at 100.00	AA (4)	4,825,492
	(Pre-refunded 12/01/11) – AMBAC Insured
3,720	Washington State Health Care Facilities Authority, Revenue Bonds, Children’s Hospital and	10/11 at 100.00	Aa3 (4)	3,936,355
	Regional Medical Center, Series 2001, 5.375%, 10/01/18 (Pre-refunded 10/01/11) – AMBAC Insured
	Washington State Health Care Facilities Authority, Revenue Bonds, Good Samaritan Hospital,
	Series 2001:
5,480	5.500%, 10/01/21 (Pre-refunded 10/01/11) – RAAI Insured	10/11 at 101.00	BBB– (4)	5,861,244
25,435	5.625%, 10/01/31 (Pre-refunded 10/01/11) – RAAI Insured	10/11 at 101.00	BBB– (4)	27,241,648
	Washington State Health Care Facilities Authority, Revenue Bonds, Group Health Cooperative of
	Puget Sound, Series 2001:
3,005	5.375%, 12/01/17 – AMBAC Insured	12/11 at 101.00	BBB+	3,077,090
2,915	5.375%, 12/01/18 – AMBAC Insured	12/11 at 101.00	BBB+	2,974,670
89,845	Total Washington			93,421,696
	Wisconsin – 4.5% (3.0% of Total Investments)
	Appleton, Wisconsin, Waterworks Revenue Refunding Bonds, Series 2001:
3,705	5.375%, 1/01/20 (Pre-refunded 1/01/12) – FGIC Insured	1/12 at 100.00	N/R (4)	3,969,758
1,850	5.000%, 1/01/21 (Pre-refunded 1/01/12) – FGIC Insured	1/12 at 100.00	N/R (4)	1,972,377
12,250	La Crosse, Wisconsin, Pollution Control Revenue Refunding Bonds, Dairyland Power Cooperative,	12/10 at 100.00	A	12,411,822
	Series 1997B, 5.550%, 2/01/15 – AMBAC Insured
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/17 at 100.00	BBB+	903,569
	Christian Charity HealthCare Ministry, Series 2007, 5.000%, 9/01/33
350	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community	10/11 at 101.00	AA–	356,166
	Health Obligated Group, Series 2001, 5.375%, 10/01/30
3,650	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community	10/11 at 101.00	AA– (4)	3,902,214
	Health Obligated Group, Series 2001, 5.375%, 10/01/30 (Pre-refunded 10/01/11)
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/12 at 100.00	BBB+	2,530,599
	Series 2001B, 6.000%, 2/15/25
330	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	BBB+	297,610
	Services Inc., Series 2003A, 5.125%, 8/15/33
25,635	Total Wisconsin			26,344,115
$ 950,258	Total Municipal Bonds (cost $879,930,284)			887,986,207

Shares	Description (1)			Value
	Investment Companies – 0.6% (0.4% of Total Investments)
6,266	BlackRock MuniHoldings Fund Inc.			$ 100,632
26,880	Dreyfus Strategic Municipal Fund			231,168
131,278	DWS Municipal Income Trust			1,658,041
43,020	Invesco VK Investment Grade Municipal Trust			643,149
30,000	Invesco VK Municipal Opportunity Trust			436,800
43,420	PIMCO Municipal Income Fund II			504,106
	Total Investment Companies (cost $3,325,133)			3,573,896
	Total Investments (cost $883,255,417) – 151.2%			891,560,103
	Floating Rate Obligations – (12.9)%			(75,908,650)
	Other Assets Less Liabilities – 1.9%			10,927,634
	Auction Rate Preferred Shares, at Liquidation Value – (40.2)% (7)			(236,950,000)
	Net Assets Applicable to Common Shares – 100%			$ 589,629,087

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$884,887,687	$3,098,520	$887,986,207
Investment Companies	3,573,896	—	—	3,573,896
Total	$3,573,896	$884,887,687	$3,098,520	$891,560,103

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments
Balance at the beginning of period	$ —
Gains (losses):	—
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	3,098,520
Balance at the end of period	$3,098,520

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2010, the cost of investments was $810,441,978.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 32,855,340
Depreciation	(27,587,240)
Net unrealized appreciation (depreciation) of investments	$ 5,268,100

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(7)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 26.6%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Dividend Advantage Municipal Fund 3

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2010